SCHEDULE OF PROPERTY AND EQUIPMENT (Details)		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Cost		$ 1,717,720			$ 320,700	$ 163,554
Accumulated Depreciation		232				121,625
Net Book Value		1,717,488			320,700	41,929
Payments to acquire property, plant and equipment		$ 133,424		R$ 810,000
Shares issued | shares		320,700
Share price | $ / shares		$ 1.00
Apollo Resources Corporation [Member]
Property, Plant and Equipment [Line Items]
Cost					1,059,862	1,054,335
Accumulated Depreciation						2,589
Net Book Value					1,059,862	1,051,746
Atlas Lthium Corp [Member]
Property, Plant and Equipment [Line Items]
Net Book Value		$ 320,700
Computers and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		5,733				2,192
Accumulated Depreciation						2,192
Net Book Value		5,733
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		452,205	[1]		320,700	118,855
Accumulated Depreciation		41	[1]			76,926
Net Book Value		452,165	[1]		320,700	41,929
Machinery and Equipment [Member] | Apollo Resources Corporation [Member]
Property, Plant and Equipment [Line Items]
Cost						4,063
Accumulated Depreciation						2,589
Net Book Value						1,474
Mining Properties and Mineral Rights [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	1,245,274
Accumulated Depreciation	[2]
Net Book Value	[2]	1,245,274
Mining Properties and Mineral Rights [Member] | Apollo Resources Corporation [Member]
Property, Plant and Equipment [Line Items]
Cost					1,059,862	1,050,272
Accumulated Depreciation
Net Book Value					1,059,862	1,050,272
Facilities [Member]
Property, Plant and Equipment [Line Items]
Cost		14,508
Accumulated Depreciation		191
Net Book Value		14,316
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost						42,507
Accumulated Depreciation						42,507
Net Book Value

[1]	In 2024, the Company acquired an excavator to be used in our quartzite operations for a total consideration of R$
[2]	The mining rights addition in 2024 correspond to the impacts of the merger of the Company and Apollo. Mining rights are held by the new subsidiary MAL.